Trade Receivables, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	As of December 31,	As of June 30,
	2024	2025
	USD’000 (audited)	USD’000 (unaudited)
Trade receivables	681	1,264

	As of December 31,
	2023	2024
	USD’000	USD’000
Trade receivables	936	681

Schedule of Concentration Analysis on Trade Receivables from top 5 Debtors

A concentration analysis on trade receivables from top 5 debtors is as follows:

	As of December 31,	As of June 30,
	2024	2025
	USD’000 (audited)	USD’000 (unaudited)
Customer A	14%	9%
Customer B	11%	9%
Customer C	10%	9%
Customer D	9%	9%
Customer E	9%	9%
Others	47%	55%
	100%	100%

A concentration analysis on trade receivables from top 5 debtors is as follows:

	As of December 31,
	2023	2024
	USD’000	USD’000
Customer A	11%	14%
Customer B	9%	11%
Customer C	8%	10%
Customer D	7%	9%
Customer E	7%	9%
Others	58%	47%
	100%	100%